Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEOs(1)($)	Average Compensation Actually Paid to Non-PEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Book Value Per Share Growth(5)
					TSR ($)	Peer Group TSR ($)
2023	12,791,468	15,585,998	2,851,809	3,489,754	99.67	102.44	280	15.1%

Company Selected Measure Name	Combined Ratio
Named Executive Officers, Footnote	Non-PEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEOs
2023	Giuseppina (Pina) Albo	Craig Howie; Megan Thomas; Adrian Daws; Gemma Carreiro

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting November 10, 2023 and ending on December 31, 2023 in the Company and in the S&P 500 Property & Casualty Insurance Index, respectively, [including reinvestment of dividends]. Historical stock performance is not necessarily indicative of future stock performance
PEO Total Compensation Amount	$ 12,791,468
PEO Actually Paid Compensation Amount	$ 15,585,998
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) [VAP]. Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	12,791,468	2,851,809
Less, value of awards reported in Summary Compensation Table	(6,909,468)	(768,419)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	8,327,680	1,188,581
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	916,851	203,399
Plus, fair value of awards granted in fiscal year and that vested in this fiscal year	0	0
Plus, change in fair value of prior year awards that vested in this fiscal year	459,467	13,784
Less, fair value of prior year awards that failed to vest this fiscal year	0	0
Total Adjustments	9,703,998	1,406,364
Compensation Actually Paid	15,585,998	3,489,754

Non-PEO NEO Average Total Compensation Amount	$ 2,851,809
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,489,754
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and (4) [VAP]. Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	12,791,468	2,851,809
Less, value of awards reported in Summary Compensation Table	(6,909,468)	(768,419)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	8,327,680	1,188,581
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	916,851	203,399
Plus, fair value of awards granted in fiscal year and that vested in this fiscal year	0	0
Plus, change in fair value of prior year awards that vested in this fiscal year	459,467	13,784
Less, fair value of prior year awards that failed to vest this fiscal year	0	0
Total Adjustments	9,703,998	1,406,364
Compensation Actually Paid	15,585,998	3,489,754

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEOs, and the Company’s cumulative TSR over the most recently completed fiscal year and the S&P 500 Property & Casualty Insurance Index TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEOs, and our net income during the most recently completed fiscal year.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEOs, and our combined ratio during the most recently completed fiscal year.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEOs, and the Company’s cumulative TSR over the most recently completed fiscal year and the S&P 500 Property & Casualty Insurance Index TSR over the same period.

Tabular List, Table

Most Important Performance Measures for Fiscal 2023	Combined Ratio
Underwriting Return on Capital
Strategic Growth
Technology Enablement
Magnet for Talent

Total Shareholder Return Amount	$ 99.67
Peer Group Total Shareholder Return Amount	102.44
Net Income (Loss)	$ 280,000,000
Company Selected Measure Amount	0.151
PEO Name	Giuseppina (Pina) Albo
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below
Measure:: 1
Pay vs Performance Disclosure
Name	Combined Ratio
Non-GAAP Measure Description	We determined Combined Ratio to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEOs in 2023. Please refer to the section of this proxy statement titled "Financial Measure (60%)" section for an explanation of Combined Ratio. This performance measure may not have been the most important financial performance measure in prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years
Measure:: 2
Pay vs Performance Disclosure
Name	Underwriting Return on Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Technology Enablement
Measure:: 5
Pay vs Performance Disclosure
Name	Magnet for Talent
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,909,468)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,703,998
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,327,680
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	916,851
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,467
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,419)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,406,364
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,188,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,399
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,784
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0